UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-02240

                         Stratton Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

Stratton Real Estate Fund, Inc.

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610-941-0888

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS March 31, 2015 (unaudited)

Stratton Real Estate Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 96.2%
Apartments – 14.7%
American Campus Communities, Inc.	52,000	$2,229,240
Campus Crest Communities, Inc.	175,000	1,253,000
Equity Residential	35,000	2,725,100
Essex Property Trust, Inc.	13,000	2,988,700
Mid-America Apartment Communities, Inc.	32,000	2,472,640
Trade Street Residential, Inc.	125,000	895,000
UDR, Inc.	90,000	3,062,700

		15,626,380

Diversified – 5.0%
Digital Realty Trust, Inc.	30,000	1,978,800
Vornado Realty Trust	30,000	3,360,000

		5,338,800

Health Care – 9.6%
Health Care REIT, Inc.	26,000	2,011,360
Healthcare Trust of America, Inc. Class A	69,500	1,936,270
Medical Properties Trust, Inc.	160,000	2,358,400
Omega Healthcare Investors, Inc.	50,000	2,028,500
Ventas, Inc.	26,000	1,898,520

		10,233,050

Industrial – 3.9%
EastGroup Properties, Inc.	40,000	2,405,600
First Industrial Realty Trust, Inc.	80,000	1,714,400

		4,120,000

Infrastructure – 3.9%
Crown Castle International Corp.	50,000	4,127,000

Lodging – 14.3%
Chesapeake Lodging Trust	65,000	2,198,950
Hersha Hospitality Trust	225,000	1,455,750
LaSalle Hotel Properties	45,000	1,748,700
Marriott International, Inc. Class A	28,000	2,248,960
RLJ Lodging Trust	60,000	1,878,600
Ryman Hospitality Properties, Inc.	46,000	2,801,860
Starwood Hotels & Resorts Worldwide, Inc.	18,000	1,503,000
Summit Hotel Properties, Inc.	100,000	1,407,000

		15,242,820

	Number of Shares	Market Value (Note A)
Net Lease – 3.8%
National Retail Properties, Inc.	50,000	$2,048,500
WP Carey, Inc.	30,000	2,040,000

		4,088,500

Office – 9.7%
Alexandria Real Estate Equities, Inc.	30,000	2,941,200
Highwoods Properties, Inc.	50,000	2,289,000
Hudson Pacific Properties, Inc.	55,000	1,825,450
SL Green Realty Corp.	26,000	3,337,880

		10,393,530

Regional Malls – 15.6%
General Growth Properties, Inc.	115,000	3,398,250
The Macerich Co.	33,000	2,782,890
Simon Property Group, Inc.	42,757	8,364,979
Tanger Factory Outlet Centers, Inc.	58,000	2,039,860

		16,585,979

Shopping Centers – 9.7%
Acadia Realty Trust	87,500	3,052,000
Brixmor Property Group, Inc.	95,000	2,522,250
DDR Corp.	126,264	2,351,036
Federal Realty Investment Trust	16,000	2,355,360
Urban Edge Properties	5,000	118,500

		10,399,146

Storage – 4.4%
CubeSmart	90,000	2,173,500
Sovran Self Storage, Inc.	27,000	2,536,380

		4,709,880

Timber – 1.6%
Weyerhaeuser Co.	53,000	1,756,950

Total Common Stocks (Cost $69,474,853)		102,622,035

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS March 31, 2015 (unaudited) (continued)

Stratton Real Estate Fund

	Principal Amount	Market Value (Note A)
SHORT-TERM INVESTMENTS – 3.2%
BNY Mellon Cash Reserve 0.01%, due 04/01/15	$3,401,180	$3,401,180

Total Short-Term Investments (Cost $3,401,180)		3,401,180

Total Investments — 99.4% (Cost $72,876,033*)		106,023,215

Other Assets Less Liabilities — 0.6%		634,955

NET ASSETS — 100.0%		$106,658,170

*	Aggregate cost is $72,876,033 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$34,144,045
Gross unrealized depreciation	(996,863)

Net unrealized appreciation	$33,147,182

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2015 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s investments as of March 31, 2015 is as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Level 1 - Quoted prices *	$74,269,803	$106,023,215	$1,459,559,704
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$74,269,803	$106,023,215	$1,459,559,704

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three month period ended March 31, 2015, the Funds did not recognize any transfers to/from Level 1, 2 or 3.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2015 (unaudited)

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2015.

As of December 31, 2014, Mid Cap Value Fund had pre-enactment net capital loss carryforwards for federal income tax purposes in the amount of $484,746, which is available to reduce future required distributions of net capital gains to shareholders. This amount is available through 2018. Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

Any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Mid Cap Value Fund had deferred short-term qualified late-year capital losses of $512,876 and the Small Cap Value Fund had deferred short-term qualified late-year capital losses of $470,227 and deferred long-term qualified late-year capital losses of $10,435,575 for the year ending December 31, 2014. The Real Estate Fund had no deferred qualified late-year losses for the year ending December 31, 2014.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stratton Real Estate Fund, Inc.

By (Signature and Title)* /s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer (principal executive officer)

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer (principal executive officer)

Date May 18, 2015

By (Signature and Title)* /s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer (principal financial officer)

Date May 18, 2015

*	Print the name and title of each signing officer under his or her signature.